Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2026
Registrant Name	dei_EntityRegistrantName	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000030167
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Sep. 30, 2026
BNY Mellon Sustainable U.S. Equity Fund, Inc. | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCAX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCYX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTHX